Accounts payable and accrued expenses - Summary of Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 51,577	$ 32,161
Marketing Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	17,345	7,706
Unbilled Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	16,554	15,360
Other Suppliers [member]
Accounts Payable And Accrued Expenses [Line Items]
Accounts payable and accrued expenses	$ 17,678	$ 9,095